Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company currently grants equity awards to our executive officers at the regularly scheduled O&C Committee and
Board meetings in February of each year, with such grants effective on the date of the Board meeting, when awards to our NEOs are typically approved. The Board generally grants director equity awards each year immediately following our annual meeting of shareholders. The Company may also consider and approve interim or mid-year grants, from time to time based on business needs and may change its equity grant practices in the future. Although the Company does not currently grant stock options, eligible U.S. employees may enroll to purchase shares under the terms of our Employee
Stock Purchase Plan with monthly purchase dates using payroll deductions accumulated during the prior monthly accumulation period. The Company does not take material non-public information into account when determining the timing and terms of equity awards and has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company currently grants equity awards to our executive officers at the regularly scheduled O&C Committee and
Board meetings in February of each year, with such grants effective on the date of the Board meeting, when awards to our NEOs are typically approved. The Board generally grants director equity awards each year immediately following our annual meeting of shareholders. The Company may also consider and approve interim or mid-year grants, from time to time based on business needs and may change its equity grant practices in the future. Although the Company does not currently grant stock options, eligible U.S. employees may enroll to purchase shares under the terms of our Employee
Stock Purchase Plan with monthly purchase dates using payroll deductions accumulated during the prior monthly accumulation period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not take material non-public information into account when determining the timing and terms of equity awards and has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false